Vanguard® STAR Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.8%)
Vanguard Windsor II Fund Investor Shares	78,266,898	3,339,648
Vanguard U.S. Growth Fund Investor Shares	53,561,186	2,861,239
Vanguard Windsor Fund Investor Shares	81,455,302	1,831,115
Vanguard PRIMECAP Fund Investor Shares	9,514,883	1,453,303
Vanguard Explorer Fund Investor Shares	8,346,309	902,570
		10,387,875
International Stock Funds (19.3%)
Vanguard International Growth Fund Investor Shares	66,397,984	2,252,220
Vanguard International Value Fund Investor Shares	53,565,319	2,228,317
		4,480,537
U.S. Bond Funds (35.9%)
Vanguard Long-Term Investment-Grade Fund Investor Shares	353,347,748	2,802,048
Vanguard Short-Term Investment-Grade Fund Investor Shares	277,525,433	2,780,805
Vanguard GNMA Fund Investor Shares	300,648,794	2,759,956
		8,342,809
Total Investment Companies (Cost $15,895,725)		23,211,221
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.274% (Cost $2,118)	21,186	2,118
Total Investments (100.0%) (Cost $15,897,843)		23,213,339
Other Assets and Liabilities—Net (0.0%)		(2,441)
Net Assets (100%)		23,210,898
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At July 31, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Oct. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2023 Market Value ($000)
Vanguard Explorer Fund	828,482	39,491	40,169	(7,500)	82,266	2,991	36,501	902,570
Vanguard GNMA Fund	2,617,128	150,568	71,519	(6,281)	70,060	64,585	—	2,759,956
Vanguard International Growth Fund	1,781,904	127,052	80,969	(30,216)	454,449	25,268	101,785	2,252,220
Vanguard International Value Fund	2,051,246	56,886	377,288	45,338	452,135	56,885	—	2,228,317
Vanguard Long-Term Investment-Grade Fund	2,433,880	200,965	32,277	(5,171)	204,651	92,407	—	2,802,048
Vanguard Market Liquidity Fund	—	NA1	NA1	1	—	31	—	2,118
Vanguard PRIMECAP Fund	1,349,560	120,165	184,181	19,437	148,322	14,963	105,200	1,453,303
Vanguard Short-Term Investment-Grade Fund	2,630,563	116,687	28,122	(1,921)	63,598	55,824	—	2,780,805
Vanguard U.S. Growth Fund	2,523,851	8,744	370,181	(78,476)	777,301	8,744	—	2,861,239
Vanguard Windsor Fund	1,718,646	232,499	124,575	17,622	(13,077)	27,583	204,917	1,831,115
Vanguard Windsor II Fund	3,072,970	213,406	221,653	21,728	253,197	50,611	162,796	3,339,648
Total	21,008,230	1,266,463	1,530,934	(25,439)	2,492,902	399,892	611,199	23,213,339
1	Not applicable—purchases and sales are for temporary cash investment purposes.